SCHEDULE OF ROLL FORWARD IN WARRANTS (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Underwriters’ Warrants Outstanding, January 1, 2023	24,510,575	16,708,414
Underwriters’ Warrants Outstanding, December 31, 2023	24,510,575	24,510,575	16,708,414
Private Warrants [Member]
Underwriters’ Warrants Outstanding, January 1, 2023	1,501,386	4,627,858
Assumed in the merger			4,627,858
Exercise of warrants		(3,126,472)
Underwriters’ Warrants Outstanding, December 31, 2023		1,501,386	4,627,858
Public Warrants [Member]
Underwriters’ Warrants Outstanding, January 1, 2023	9,422,529	9,487,500
Assumed in the merger			9,487,500
Exercise of warrants		(64,971)
Underwriters’ Warrants Outstanding, December 31, 2023		9,422,529	9,487,500
Term Loan Warrants [Member]
Underwriters’ Warrants Outstanding, January 1, 2023	1,884,510	2,593,056
Exercise of warrants		(2,000,000)
Issued in conjunction with merger			4,193,056
Exercised subsequent to the merger			(1,600,000)
Issuance of warrants		1,291,454
Underwriters’ Warrants Outstanding, December 31, 2023	1,884,510	1,884,510	2,593,056
Investor Warrants [Member]
Underwriters’ Warrants Outstanding, January 1, 2023	11,131,900
Exercise of warrants		(273,100)
Issuance of warrants		11,405,000
Underwriters’ Warrants Outstanding, December 31, 2023	11,131,900	11,131,900